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                               Janus Aspen Series
                          Global Technology Portfolio

                       Supplement Dated November 17, 2005
                      to Currently Effective Prospectuses

Global Technology Portfolio is classified as a diversified fund under the Investment Company Act of 1940. This generally means that the Portfolio is not permitted to normally invest a larger percentage of its assets in a smaller number of issuers. This change is not expected to impact the Portfolio's investment strategies. Any references within the prospectus to the Portfolio's classification as a nondiversified fund are removed by this supplement.
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                               Janus Aspen Series
                              Institutional Shares
                          Global Technology Portfolio

                       Supplement Dated November 17, 2005
           to Currently Effective Statement of Additional Information

The following replaces, in its entirety, the information in the "Classification" section of the Statement of Additional Information:

     Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Portfolio is classified as nondiversified. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Mid Cap Value Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Flexible Bond Portfolio are classified as diversified.

The following replaces paragraph (1) in the "Investment Policies And Restrictions Applicable To All Portfolios" section of the Statement of Additional Information:

     (1) With respect to 75% of its total assets, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Mid Cap Value Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Flexible Bond Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.
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                               Janus Aspen Series
                                 Service Shares
                          Global Technology Portfolio

                       Supplement Dated November 17, 2005
           to Currently Effective Statement of Additional Information

The following replaces, in its entirety, the information in the "Classification" section of the Statement of Additional Information:

     Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Portfolio and Foreign Stock Portfolio are classified as nondiversified. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Risk-Managed Growth Portfolio, Risk-Managed Core Portfolio, Mid Cap Value Portfolio, Small Company Value Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Flexible Bond Portfolio are classified as diversified.

The following replaces paragraph (1) in the "Investment Policies And Restrictions Applicable To All Portfolios" section of the Statement of Additional Information:

     (1) With respect to 75% of its total assets, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Risk-Managed Growth Portfolio, Risk-Managed Core Portfolio, Mid Cap Value Portfolio, Small Company Value Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Flexible Bond Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.
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                               Janus Aspen Series
                               Service II Shares
                          Global Technology Portfolio

                       Supplement Dated November 17, 2005
           to Currently Effective Statement of Additional Information

The following replaces, in its entirety, the information in the "Classification" section of the Statement of Additional Information:

     Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Worldwide Growth Portfolio, International Growth Portfolio and Global Technology Portfolio are classified as diversified.

The following replaces the first two paragraphs in the "Investment Policies And Restrictions Applicable To All Portfolios" section of the Statement of Additional Information:

     The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios.

     (1) With respect to 75% of its total assets, each Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.